VANECK CM COMMODITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 100.8%
United States Treasury Obligations: 95.1%
United States Treasury Bills
0.00%, 10/25/22 (a)	$20,000		$19,969,093
0.00%, 12/13/22 (a) †	30,000		29,822,914
0.00%, 12/20/22	40,000		39,742,383
1.73%, 10/13/22 (a)	10,000		9,994,250
1.91%, 10/20/22 (a)	10,000		9,989,868
2.00%, 10/04/22	8,500		8,498,587
2.01%, 11/17/22 †	35,000		34,908,154
2.45%, 11/10/22 †	38,000		37,896,556
2.59%, 12/01/22	47,000		46,777,582
2.59%, 12/08/22 (a) †	60,000		59,672,585
2.63%, 12/22/22 (a)	50,000		49,647,963
2.77%, 01/05/23	45,000		44,621,562
2.86%, 01/19/23 (a)	50,000		49,498,050
3.00%, 02/02/23 (a)	70,000		69,173,814
3.03%, 01/26/23 (a)	30,000		29,677,030
3.13%, 02/09/23 (a)	48,000		47,391,636
3.17%, 02/16/23 (a)	40,000		39,462,976
	Par (000’s	)	Value
United States Treasury Obligations (continued)
			$626,745,003

	Number of Shares		Value
Money Market Fund: 5.7%
Invesco Treasury Portfolio - Institutional Class	37,857,424		37,857,424
Total Investments Before Collateral for Securities Loaned: 100.8% (Cost: $665,008,753)			664,602,427

	Number of Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.5% (Cost: $29,398,756)
Money Market Fund: 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio	29,398,756		29,398,756
Total Short-Term Investments: 105.3% (Cost: $694,407,509)			694,001,183
Liabilities in excess of other assets: (5.3)%			(34,906,900)
NET ASSETS: 100.0%			$659,094,283

Total Return Swap Contracts

Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Depreciation	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Index Total Return	$664,429,000	3.39%	Monthly	10/26/22	$(6,373,709)	0.8%

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $146,891,915.
†	Security fully or partially on loan. Total market value of securities on loan is $99,746,197.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 12-Month Secured Overnight Financing Rate + 0.40%.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Government Activity	94.3%	$626,745,003
Money Market Fund	5.7	37,857,424
	100.0%	$664,602,427
1